HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments

Such gains and losses partially offset the revaluation losses of the balance sheet items, which are also recognized under financial income (expense), net.

	Balance sheet location	Notional Amount	Fair Value
		December 31, 2019	December 31, 2019
		(U.S. $ in thousands)
Assets derivatives - Foreign currency exchange contracts	Other current assets	11,185	$81
Liability derivatives - Foreign currency exchange contracts	Other accounts payables	11,185	$7

	Balance sheet location	Notional Amount	Fair Value
		December 31, 2018	December 31, 2018
		(U.S. $ in thousands)
Assets derivatives - Foreign currency exchange contracts	Other current assets	$17,081	90
Liability derivatives - Foreign currency exchange contracts	Other accounts payables	$12,265	388